MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MAINLAND CHINA CONTRIBUTION PLAN
Contribution for employee benefits	¥ 50,046	¥ 44,598	¥ 31,500